FINANCING AND FINANCIAL INSTRUMENTS - Derivative Financial Instruments - Classified as Level 2 (Details) - Level 2 - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Derivative assets, fair value	$ 806	$ 1,572
Derivative liabilities, fair value	(354)	(424)
Total interest rate instruments
Disclosure of detailed information about financial instruments [line items]
Derivative assets, fair value	0
Derivative liabilities, fair value	0
Other interest rate instruments
Disclosure of detailed information about financial instruments [line items]
Derivative asset, notional amount	221
Derivative assets, fair value	0
Derivative liabilities, notional amount	453
Derivative liabilities, fair value	0
Total foreign exchange rate instruments
Disclosure of detailed information about financial instruments [line items]
Derivative assets, fair value	166	154
Derivative liabilities, fair value	(142)	(61)
Forward purchase contracts
Disclosure of detailed information about financial instruments [line items]
Derivative asset, notional amount	1,198	657
Derivative assets, fair value	60	58
Derivative liabilities, notional amount	4,114	3,678
Derivative liabilities, fair value	(82)	(19)
Forward sale contracts
Disclosure of detailed information about financial instruments [line items]
Derivative asset, notional amount	2,510	1,478
Derivative assets, fair value	53	38
Derivative liabilities, notional amount	825	753
Derivative liabilities, fair value	(11)	(6)
Exchange option purchases
Disclosure of detailed information about financial instruments [line items]
Derivative asset, notional amount	619	1,462
Derivative assets, fair value	34	17
Derivative liabilities, notional amount	760	2,536
Derivative liabilities, fair value	(3)	(16)
Exchange options sales
Disclosure of detailed information about financial instruments [line items]
Derivative asset, notional amount	920	2,222
Derivative assets, fair value	19	41
Derivative liabilities, notional amount	608	2,055
Derivative liabilities, fair value	(46)	(20)
Total raw materials (base metals), freight, energy, emission rights
Disclosure of detailed information about financial instruments [line items]
Derivative assets, fair value	640	1,418
Derivative liabilities, fair value	(212)	(363)
Term contracts sales
Disclosure of detailed information about financial instruments [line items]
Derivative asset, notional amount	1,350	1,128
Derivative assets, fair value	373	263
Derivative liabilities, notional amount	486	316
Derivative liabilities, fair value	(46)	(52)
Term contracts purchases
Disclosure of detailed information about financial instruments [line items]
Derivative asset, notional amount	1,538	1,755
Derivative assets, fair value	267	1,150
Derivative liabilities, notional amount	1,235	785
Derivative liabilities, fair value	(166)	(306)
Options sales/purchases
Disclosure of detailed information about financial instruments [line items]
Derivative asset, notional amount	18	207
Derivative assets, fair value	0	5
Derivative liabilities, notional amount	0	197
Derivative liabilities, fair value	$ 0	$ (5)